Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2016	December 31, 2015
Receivables from government agencies	150	233
Taxes and other government receivables	39	36
Advances	28	26
Prepayments	47	56
Loans and deposits	9	9
Interest receivable	4	1
Derivative instruments	2	5
Other current assets	32	41

Total	311	407